Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
May 31, 2024
PSI-NPRT3-0724
1.9901715.102
Nonconvertible Bonds - 18.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.6%
Media - 0.5%
Paramount Global:
6.25% 2/28/57 (b)	80,000	69,708
6.375% 3/30/62 (b)	125,000	113,926
		183,634
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 7% 4/4/79 (b)	400,000	412,122
TOTAL COMMUNICATION SERVICES		595,756
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Enbridge, Inc. 8.5% 1/15/84 (b)	250,000	268,676
Energy Transfer LP 8% 5/15/54 (b)	35,000	36,436
Enterprise Products Operating LP:
CME Term SOFR 3 Month Index + 2.980% 8.5743% 8/16/77 (b)(c)	33,000	32,703
5.25% 8/16/77 (b)	126,000	120,355
5.375% 2/15/78 (b)	67,000	62,175
Transcanada Trust:
5.3% 3/15/77 (b)	161,000	149,601
5.5% 9/15/79 (b)	128,000	117,054
5.6% 3/7/82 (b)	200,000	180,089
5.875% 8/15/76 (b)	129,000	126,069
		1,093,158
FINANCIALS - 9.7%
Capital Markets - 0.2%
Ares Finance Co. III LLC 4.125% 6/30/51 (b)(d)	75,000	69,516
Financial Services - 0.9%
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	324,000	314,840
Insurance - 8.6%
American International Group, Inc. 5.75% 4/1/48 (b)	129,000	126,486
Assurant, Inc. 7% 3/27/48 (b)	61,000	61,692
Liberty Mutual Group, Inc.:
4.125% 12/15/51 (b)(d)	150,000	138,772
4.3% 2/1/61 (d)	125,000	75,121
Meiji Yasuda Life Insurance Co.:
5.1% 4/26/48 (b)(d)	200,000	195,380
5.2% 10/20/45 (b)(d)	200,000	197,247
MetLife, Inc.:
6.4% 12/15/66 (b)	319,000	321,451
10.75% 8/1/69 (b)	128,000	169,911
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(d)	200,000	199,316
Nippon Life Insurance Co.:
2.75% 1/21/51 (b)(d)	200,000	166,184
3.4% 1/23/50 (b)(d)	100,000	87,965
4.7% 1/20/46 (b)(d)	200,000	195,097
6.25% 9/13/53 (b)(d)	200,000	205,826
PartnerRe Finance B LLC 4.5% 10/1/50 (b)	67,000	60,805
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	200,000	171,977
5.125% 3/1/52 (b)	150,000	139,313
6% 9/1/52 (b)	200,000	195,505
6.75% 3/1/53 (b)	250,000	255,971
Sumitomo Life Insurance Co. 4% 9/14/77 (b)(d)	270,000	253,155
		3,217,174
TOTAL FINANCIALS		3,601,530
UTILITIES - 4.1%
Electric Utilities - 2.0%
Edison International 7.875% 6/15/54 (b)	15,000	15,329
Emera, Inc. 6.75% 6/15/76 (b)	125,000	123,631
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)	104,000	98,556
Southern Co.:
3.75% 9/15/51 (b)	125,000	116,333
4% 1/15/51 (b)	400,000	385,724
		739,573
Multi-Utilities - 2.1%
CMS Energy Corp.:
3.75% 12/1/50 (b)	409,000	337,914
4.75% 6/1/50 (b)	300,000	275,621
Sempra 4.125% 4/1/52 (b)	210,000	192,934
		806,469
TOTAL UTILITIES		1,546,042
TOTAL NONCONVERTIBLE BONDS (Cost $6,886,306)		6,836,486

U.S. Treasury Obligations - 5.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
3.875% 2/15/43	1,575,000	1,407,899
3.875% 5/15/43	500,000	445,938
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,823,020)		1,853,837

Preferred Stocks - 21.4%
	Shares	Value ($)
Convertible Preferred Stocks - 1.1%
FINANCIALS - 1.1%
Banks - 1.1%
Wells Fargo & Co. 7.50%	350	408,307

Nonconvertible Preferred Stocks - 20.3%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
4.75%	21,000	423,780
5.35%	3,500	80,920
		504,700
Wireless Telecommunication Services - 1.2%
Telephone & Data Systems, Inc.:
6.00%	3,500	64,050
6.625%	1,500	30,930
U.S. Cellular Corp.	3,500	74,375
U.S. Cellular Corp.:
5.50%	3,500	74,725
6.25%	8,500	195,840
		439,920
TOTAL COMMUNICATION SERVICES		944,620

FINANCIALS - 12.2%
Banks - 3.7%
Bank of America Corp.:
4.25%	5,500	102,740
4.375%	19,000	367,840
Cadence Bank 5.50%	2,000	43,220
Citizens Financial Group, Inc. Series E, 5.00%	2,000	37,940
Fifth Third Bancorp Series K 4.95%	800	16,904
JPMorgan Chase & Co.:
4.55%	22,900	468,305
Series MM, 4.20%	1,700	32,402
KeyCorp:
6.125%(b)	3,000	72,120
6.20%(b)	2,000	45,320
Regions Financial Corp.:
4.45%	500	9,093
5.75%(b)	3,000	68,790
U.S. Bancorp Series M, 4.00%	2,000	35,020
Webster Financial Corp. Series F, 5.25%	750	14,910
Western Alliance Bancorp. (b)	1,500	27,360
Wintrust Financial Corp. 6.50% (b)	2,000	49,300
		1,391,264
Capital Markets - 3.3%
Affiliated Managers Group, Inc. 4.75%	3,000	56,400
Brookfield Oaktree Holdings Ll:
6.55%	7,000	147,840
Series A, 6.625%	7,000	150,500
Charles Schwab Corp. 4.45%	4,500	91,575
Morgan Stanley:
Series K, 5.85%(b)	16,000	391,840
Series O, 4.50%	4,300	81,700
Northern Trust Corp. Series E, 4.70%	1,500	31,875
State Street Corp. Series G, 5.35% (b)	1,000	24,550
Stifel Financial Corp. Series D, 4.50%	13,000	239,135
		1,215,415
Consumer Finance - 0.1%
Navient Corp. 6.00%	1,500	28,365

Financial Services - 0.9%
Carlyle Finance LLC 4.625%	2,500	45,325
Equitable Holdings, Inc.:
4.30%	1,000	18,690
Series A 5.25%	3,000	66,990
KKR Group Finance Co. IX LLC 4.625%	5,000	97,200
Voya Financial, Inc. Series B, 5.35% (b)	5,000	124,400
		352,605
Insurance - 4.2%
Aegon Funding Co. LLC 5.10%	3,950	82,239
Allstate Corp.:
5.10%	10,000	221,100
Series I, 4.75%	2,000	41,580
American Financial Group, Inc. 4.50%	6,000	110,820
Arch Capital Group Ltd.:
5.45%	2,000	44,820
Series G, 4.55%	2,250	44,033
Assurant, Inc. 5.25%	2,500	52,500
Athene Holding Ltd.:
7.25%(b)	8,800	224,312
Series A, 6.35%(b)	2,500	60,675
Series D, 4.875%	4,000	76,800
Brighthouse Financial, Inc.	4,000	78,000
Brighthouse Financial, Inc.:
Series A, 6.60%	2,000	45,640
Series B, 6.75%	2,000	47,620
Series D, 0.00%	4,000	66,800
Prudential Financial, Inc. 5.625%	1,500	36,930
Reinsurance Group of America, Inc. 7.125% (b)	4,000	104,440
RenaissanceRe Holdings Ltd. Series G, 4.20%	1,550	26,970
Unum Group 6.25%	3,500	86,135
W.R. Berkley Corp. 4.25%	5,000	93,650
		1,545,064
TOTAL FINANCIALS		4,532,713

INDUSTRIALS - 1.5%
Trading Companies & Distributors - 1.5%
FTAI Aviation Ltd.:
8.00%(b)	2,000	51,120
8.25%(b)	2,000	51,205
8.25%(b)	8,000	207,600
WESCO International, Inc. (b)	9,000	239,850
		549,775
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Homes 4 Rent 6.25%	1,000	23,770
Digital Realty Trust, Inc.:
5.25%	1,750	37,310
Series L, 5.20%	10,000	213,200
Public Storage:
4.00%	20,000	360,400
Series H, 5.60%	1,500	37,695
Series I, 4.875%	1,500	33,540
SITE Centers Corp. 6.375%	1,000	22,020
Summit Hotel Properties, Inc. Series F, 5.875%	775	15,178
		743,113
UTILITIES - 2.1%
Electric Utilities - 1.4%
Entergy Louisiana LLC 4.875%	1,000	21,390
SCE Trust V 5.45% (b)	1,550	38,781
SCE Trust VII:
6.95%	6,000	151,200
7.75%	5,000	133,650
Southern Co.:
4.20%	3,500	69,615
Series A, 4.95%	5,000	110,750
		525,386
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP 5.25%	2,395	44,068

Multi-Utilities - 0.6%
Algonquin Power & Utilities Corp. Series A, 6.20% (b)	3,000	76,350
Brookfield Infrastructure Partners LP:
5.125%	825	15,073
Class A 5.00%	825	14,108
DTE Energy Co.:
4.375%	2,825	55,822
4.375%	1,000	20,100
SCE Trust VI	2,375	46,051
		227,504
TOTAL UTILITIES		796,958

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,567,179
TOTAL PREFERRED STOCKS (Cost $8,109,229)		7,975,486

Preferred Securities - 52.0%
	Principal Amount (a)	Value ($)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Financial Co., Inc. 5.7% 12/31/99 (b)(e)	252,000	236,655
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
BP Capital Markets PLC:
4.375% (b)(e)	125,000	122,229
4.875% (b)(e)	525,000	495,342
6.45% (b)(e)	215,000	219,807
Enbridge, Inc.:
5.5% 7/15/77 (b)	126,000	118,492
5.75% 7/15/80 (b)	126,000	117,421
6% 1/15/77 (b)	68,000	65,678
6.25% 3/1/78 (b)	123,000	117,286
8.25% 1/15/84 (b)	100,000	103,715
Energy Transfer LP:
CME Term SOFR 3 Month Index + 4.280% 9.612% (b)(c)(e)	240,000	238,885
6.625% (b)(e)	425,000	399,799
7.125% (b)(e)	500,000	489,249
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (b)(c)(e)	100,000	99,238
		2,587,141
FINANCIALS - 36.3%
Banks - 21.5%
Bank of America Corp.:
5.875% (b)(e)	1,073,000	1,053,447
6.1% (b)(e)	200,000	200,224
6.125% (b)(e)	100,000	99,749
Citigroup, Inc.:
3.875% (b)(e)	400,000	376,319
4.15% (b)(e)	89,000	82,394
5.95% (b)(e)	393,000	389,910
7.125% (b)(e)	450,000	448,768
9.007% (b)(c)(e)	495,000	495,270
Fifth Third Bancorp 4.5% (b)(e)	50,000	48,214
Huntington Bancshares, Inc. 5.625% (b)(e)	226,000	210,009
JPMorgan Chase & Co.:
4% (b)(e)	130,000	125,882
4.6% (b)(e)	300,000	294,436
5% (b)(e)	401,000	399,885
6.1% (b)(e)	321,000	322,123
KeyCorp 5% (b)(e)	100,000	89,167
M&T Bank Corp. 5.125% (b)(e)	50,000	46,936
PNC Financial Services Group, Inc.:
3.4% (b)(e)	195,000	173,327
5% (b)(e)	542,000	522,641
6.25% (b)(e)	160,000	152,693
Regions Financial Corp. 5.75% 12/31/99 (b)	75,000	74,219
Truist Financial Corp.:
4.95% (b)(e)	135,000	132,102
5.1% (b)(e)	403,000	373,519
5.125% 12/31/99 (b)(e)	60,000	55,516
U.S. Bancorp:
3.7% (b)(e)	400,000	356,010
5.3% (b)(e)	115,000	109,960
Wells Fargo & Co.:
3.9% (b)(e)	876,000	827,910
5.9% (b)(e)	471,000	470,099
7.625% (b)(e)	75,000	78,976
		8,009,705
Capital Markets - 9.1%
Bank of New York Mellon Corp.:
3.7% (b)(e)	425,000	403,843
3.75% (b)(e)	96,000	88,122
4.625% (b)(e)	200,000	189,040
4.7% (b)(e)	65,000	63,720
Charles Schwab Corp.:
4% (b)(e)	831,000	692,105
4% (b)(e)	200,000	186,038
5% (b)(e)	100,000	95,238
Goldman Sachs Group, Inc.:
4.125% (b)(e)	124,000	114,921
4.4% (b)(e)	500,000	488,871
5.3% (b)(e)	79,000	77,588
7.5% (b)(e)	160,000	164,386
Morgan Stanley 5.875% (b)(e)	490,000	476,484
Northern Trust Corp. 4.6% (b)(e)	60,000	57,667
SCE Trust III CME Term SOFR 3 Month Index + 3.250% 8.5809% 12/31/99 (b)(c)	1,550	39,758
State Street Corp. CME Term SOFR 3 Month Index + 2.800% 8.1299% (b)(c)(e)	248,000	249,480
		3,387,261
Consumer Finance - 3.7%
Ally Financial, Inc.:
4.7% (b)(e)	470,000	413,767
4.7% (b)(e)	220,000	175,938
American Express Co. 3.55% (b)(e)	217,000	197,806
Capital One Financial Corp. 3.95% (b)(e)	560,000	503,280
Discover Financial Services 5.5% 12/31/99 (b)(e)	100,000	84,990
		1,375,781
Financial Services - 0.2%
Equitable Holdings, Inc. 4.95% (b)(e)	75,000	73,612
Insurance - 1.8%
Dai-Ichi Life Insurance Co. Ltd. 4% 12/31/99 (b)(d)	200,000	191,028
Markel Group, Inc. 6% (b)(e)	200,000	198,453
MetLife, Inc. 3.85% (b)(e)	275,000	264,413
SBL Holdings, Inc. 6.5% 12/31/99 (b)(d)(e)	34,000	27,030
		680,924
TOTAL FINANCIALS		13,527,283
INDUSTRIALS - 2.1%
Trading Companies & Distributors - 2.1%
AerCap Holdings NV 5.875% 10/10/79 (b)	50,000	49,664
Air Lease Corp.:
4.125% (b)(e)	56,000	50,078
4.65% (b)(e)	300,000	283,115
Aircastle Ltd. 5.25% (b)(d)(e)	416,000	395,205
		778,062
UTILITIES - 6.0%
Electric Utilities - 3.3%
Duke Energy Corp. 4.875% (b)(e)	325,000	320,393
Edison International:
5% (b)(e)	324,000	308,465
5.375% (b)(e)	366,000	356,741
Electricite de France SA 9.125% (b)(d)(e)	200,000	219,702
		1,205,301
Independent Power and Renewable Electricity Producers - 1.5%
Vistra Corp.:
7% (b)(d)(e)	470,000	466,506
8% (b)(d)(e)	100,000	101,650
		568,156
Multi-Utilities - 1.2%
Dominion Energy, Inc.:
4.35% (b)(e)	225,000	212,617
4.65% (b)(e)	80,000	79,644
Sempra 4.875% (b)(e)	170,000	165,884
		458,145
TOTAL UTILITIES		2,231,602
TOTAL PREFERRED SECURITIES (Cost $19,516,581)		19,360,743

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f) (Cost $969,459)	969,265	969,459

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $37,304,595)	36,996,011
NET OTHER ASSETS (LIABILITIES) - 0.7%	260,697
NET ASSETS - 100.0%	37,256,708

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,499,540 or 9.4% of net assets.

(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	325,515	6,648,243	6,004,299	22,052	-	-	969,459	0.0%
Total	325,515	6,648,243	6,004,299	22,052	-	-	969,459

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.